Other Financial Assets (Tables)	12 Months Ended
Dec. 31, 2022
Other Financial Assets
Schedule of other financials assets

In € thousand	12/31/2022	12/31/2021
Security deposits	3,386	3,779
Total non-current financial assets	3,386	3,779
Fixed term deposits	19,987	119,664
Money market funds	—	99,919
Security deposits	2,594	42
Total current other financial assets	22,581	219,625
Total other financial assets	25,967	223,404